OTHER EQUITY INSTRUMENTS - Schedule of Other Equity Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Beginning balance	£ 5,906	£ 5,906	£ 5,906
Issued during the year:
Issued during the year:	105	37	191
Repurchases and redemptions during the year	(1,359)	0	0
Profit for the year attributable to other equity holders	438	429	453
Distributions on other equity instruments	(438)	(429)	(453)
Ending balance	5,297	5,906	5,906
Contract/ notional amount £m	£ 7,148,892	4,535,297
Fully loaded common equity Tier 1 ratio (in percent)	7.00%
Sterling Notes
Issued during the year:
Issued during the year:	£ 750	0	0
Contract/ notional amount £m	£ 750
Fixed Rate Reset Additional Tier 1 ratio	8.5
Fixed Rate Reset Additional Tier 1 perpetual subordinated contingent convertible securities ratio	0.07625
Other equity instruments
Issued during the year:
Issued during the year:	£ 750	£ 0	£ 0